REGULATORY MATTERS	12 Months Ended
Dec. 31, 2025
Regulatory Matters [Abstract]
REGULATORY MATTERS	REGULATORY MATTERS
Capital guidelines adopted by federal and state regulatory agencies and restrictions imposed by law limit the amount of cash dividends our Bank can pay to us. Under these guidelines, the amount of dividends that may be paid in any calendar year is limited to the Bank’s current year net profits, combined with the retained net profits of the preceding two years. Further, the Bank cannot pay a dividend at any time that it has negative undivided profits. As of December 31, 2025, the
Bank had positive undivided profits of $222.6 million. It is not our intent to have dividends paid in amounts that would reduce the capital of our Bank to levels below those which we consider prudent or that would not be in accordance with guidelines of regulatory authorities.
We are also subject to various regulatory capital requirements. The prompt corrective action regulations establish quantitative measures to ensure capital adequacy and require minimum amounts and ratios of total, Tier 1, and common equity Tier 1 capital to risk-weighted assets and Tier 1 capital to average assets. Failure to meet minimum capital requirements can result in certain mandatory, and possibly discretionary, actions by regulators that could have a material effect on our consolidated financial statements. In addition, capital adequacy rules include a common equity Tier 1 capital conservation buffer of 2.5% of risk-weighted assets that applies to all supervised financial institutions. To avoid limits on capital distributions and certain discretionary bonus payments we must meet the minimum ratio for adequately capitalized institutions plus the buffer. Under capital adequacy guidelines, we must meet specific capital requirements that involve quantitative measures as well as qualitative judgments by the regulators. The most recent regulatory filings as of December 31, 2025 and 2024, categorized our Bank as well capitalized and exceeding the minimum ratio for adequately capitalized institutions plus the capital conservation buffer. Management is not aware of any conditions or events that would have changed the most recent Federal Deposit Insurance Corporation (‘‘FDIC’’) categorization.
Our actual capital amounts and ratios at December 31 follow(1):

	Actual		Minimum for Adequately Capitalized Institutions		Minimum for Well-Capitalized Institutions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
2025
Total capital to risk-weighted assets
Consolidated	$621,506	13.59%	$365,958	8.00%	NA	NA
Independent Bank	570,750	12.49	365,463	8.00	$456,829	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$564,180	12.33%	$274,468	6.00%	NA	NA
Independent Bank	513,500	11.24	274,098	6.00	$365,463	8.00%

Common equity tier 1 capital to risk-weighted assets
Consolidated	$525,540	11.49%	$205,851	4.50%	NA	NA
Independent Bank	513,500	11.24	205,573	4.50	$296,939	6.50%

Tier 1 capital to average assets
Consolidated	$564,180	10.27%	$219,663	4.00%	NA	NA
Independent Bank	513,500	9.36	219,422	4.00	$274,278	5.00%

2024
Total capital to risk-weighted assets
Consolidated	$622,444	14.22%	$350,113	8.00%	NA	NA
Independent Bank	567,254	12.99	349,335	8.00	$436,668	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$527,616	12.06%	$262,585	6.00%	NA	NA
Independent Bank	512,546	11.74	262,001	6.00	$349,335	8.00%

Common equity tier 1 capital to risk-weighted assets
Consolidated	$489,044	11.17%	$196,939	4.50%	NA	NA
Independent Bank	512,546	11.74	196,501	4.50	$283,834	6.50%

Tier 1 capital to average assets
Consolidated	$527,616	9.85%	$214,332	4.00%	NA	NA
Independent Bank	512,546	9.58	214,112	4.00	$267,640	5.00%
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(1)	These ratios do not reflect a capital conservation buffer of 2.50% at December 31, 2025 and 2024.
NA - Not applicable
The components of our regulatory capital are as follows:

	Consolidated		Independent Bank
	December 31,		December 31,
	2025	2024	2025	2024
	(In thousands)
Total shareholders’ equity	$502,951	$454,686	$490,911	$478,188
Add (deduct)
Accumulated other comprehensive loss for regulatory purposes	51,890	64,146	51,890	64,146
Goodwill and other intangibles	(29,301)	(29,788)	(29,301)	(29,788)
Common equity tier 1 capital	525,540	489,044	513,500	512,546
Qualifying trust preferred securities	38,640	38,572	—	—
Tier 1 capital	564,180	527,616	513,500	512,546
Subordinated debt	—	40,000	—	—
Allowance for credit losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	57,326	54,828	57,250	54,708
Total risk-based capital	$621,506	$622,444	$570,750	$567,254